Tax credits and grants receivable - Disclosure Details Of Tax Credits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022
Disclosure of Tax Credits and Grants Receivable
Beginning balance	$ 299	$ 441
Tax credits and grants recognized in net loss	539	316
Tax credits and grants received	(324)	(442)
Effect of change in exchange rate	10	(16)
Ending balance	$ 524	$ 299